Operating Leases	12 Months Ended
Dec. 31, 2024
Operating Leases [Abstract]
Operating Leases

8. Operating Leases

The Company entered into various operating lease agreements, mainly including operation in Kazakhstan, which was started in August, 2021, office lease, which was started in March, 2022, operation lease in Ohio, U.S., which was started in August, 2022, and operation in Marietta, U.S., which was started in April, 2023. The remaining lease terms ranges from 0.09 to 8.25 years. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The following table presents the operating lease related assets and liabilities recorded on the Company’s consolidated balance sheet.

	As of December 31, 2023	As of December 31, 2024
	US$	US$
Right-of-use assets, net	830	585
Impairment of right-of-use assets	—	—
Right-of-use assets, net	830	585
Operating lease liabilities – current	241	82
Operating lease liabilities – non-current	569	486
Total operating lease liabilities	810	568

For the year ended December 31, 2024 and 2023, the Company recorded short-term lease costs of $51 and $27 respectively. Cash paid for amounts included in the measurement of operating lease liabilities were $272 and $263 for the year ended December 31, 2024 and 2023, respectively. As of December 31, 2024, the weighted average remaining lease term was 3 years, and the weighted average discount rate was 4.6%.

The following table summarizes the maturity of operating lease liabilities as of December 31, 2024:

	Land&Plant lease	Office and other leases	Total
2025	105	—	105
2026	75	—	75
2027	75	—	75
Thereafter	424	—	424
Total	679	—	679
Less: imputed interest	111	—	111
Present value of lease liabilities	$568	$—	$568